Basis of Accounting	12 Months Ended
Jun. 30, 2024
Basis Of Accounting [Abstract]
Basis of Accounting

Note 2. Basis of Accounting

These financial statements are general purpose financial statements which have been prepared in accordance with International Financial Reporting Standards (“or IFRS Accounting Standards”) as issued by the International Accounting Standards Board (the “IASB”).

The financial statements comprise the consolidated financial statements of the Group. For the purposes of preparing the consolidated financial statements, the Company is a for‑profit entity.

The financial statements were authorized for issue by the directors on August 30, 2024.

Going Concern

The consolidated financial statements have been prepared on the going concern basis, which contemplates continuity of normal activities and realization of assets and settlement of liabilities in the normal course of business.

For the full year ended June 30, 2024, the Group incurred a loss after income tax of $220,242,105 (2023: $142,521,085), and had net cash outflows from operating activities of $161,015,354 (2023: $120,608,379). As of June 30, 2024, the Group had cash and cash equivalents of $172,471,346 (June 2023: $89,188,713), net current assets of $124,136,906 (June 2023: $79,643,659), and was in a net liability position of $75,810,077 (June 2023: net liability $5,853,178).

The Group expects that the cash on hand at June 30, 2024 of $172.5 million, along with net proceeds from the Retail Entitlement Offer which closed in July 2024, will be able to fund its operations into the third calendar quarter of 2025 and that such proceeds will also be sufficient to fully fund all anticipated costs of the Phase 3 clinical trials to 52-week top-line data, expected in early second quarter calendar year 2025 for COAST and in mid-calendar year 2025 for ShORe trial. While sufficient funds are available into the third calendar quarter of 2025, the Group will need to raise significant additional funds to complete both trials’ two-year efficacy and safety phase, file a biologics license application with the FDA and EMA, potentially launch sozinibercept, if approved, and meet the obligations under the Amended and Restated Development Funding Agreement (“DFA”). As the Group is still in the research and development phase, the ability of the Group to continue its development activities as a going concern is dependent on it deriving sufficient cash from debt and equity investors.

The Group does not have any committed external source of funds and expects to finance future cash needs through the exercise of outstanding registered investor options, public or private equity financings, or potential collaborations within select regions such as the U.S., E.U., Australia, or rest of world markets, to leverage greater market exposure and to commercialize sozinibercept for wet AMD.

As part of both equity financings in August/September 2023 and June/July 2024, investors in these equity capital raises received investor options ("Investor Options"). These Investor Options are registered and trade on the Australian Securities Exchange ("ASX"). Currently on issue are approximately 97.8 million 2023 Investor Options with an exercise price of A$0.80 and an expiry of August 31, 2025, and approximately 189.4 million 2024 Investor Options with an exercise price of A$1.00 and an expiry of June 30, 2026. Option holders can exercise their options and pay the cash proceeds to Opthea to secure their ordinary shares at any time before expiry. Assuming the holders exercise all their options, Opthea will receive approximately $50.9 million and $123.1 million in gross cash proceeds from the 2023 and 2024 Investor Options, applying current foreign exchange rates between the period 30 August 2024 to 30 June 2026.These options are considered uncommitted funding at the date of the approval of these financial statements. Refer to Note 14 and 25 for details of how Investor Options are accounted for.

Opthea has a US$350.0 million shelf of American Depositary Shares ("ADS") on file with the Securities and Exchange Commission ("SEC") which it can draw upon in the U.S. market until its expiry in February 2025. Under this shelf, Opthea may offer and sell up to US$75.0 million of its ordinary shares in the form of ADSs through Jefferies, with each ADS representing eight ordinary shares (the "At the Market Program" or "ATM Program"). Opthea has not sold any ordinary shares under the ATM Program and the ability to raise capital under this program is subject to market conditions and is not guaranteed.

The DFA contains terms that require compliance by the Company to maintain a minimum cash balance and to provide a notice to the DFA Investors in the event it anticipates that it may not meet the requirement. Under such a notification, the DFA investors have the option, but not the obligation, to contribute additional funds under the existing DFA terms if the Group cannot sufficiently raise capital in a timely manner. Based on the cash flow forecast and in the absence of any capital raises or other sources of funding, the Group is expected to be below this requirement prior to the third calendar quarter 2025 and would therefore trigger a notification to the DFA Investors.

In certain instances which may result upon the termination of the DFA, the Group will be obligated to pay the DFA investors several multiples of the amounts paid to the Group under the DFA. At 30 June 2024, the Group remains in compliance with the DFA and no such instances have occurred or are expected to occur.

The Directors and management have considered the cash flow forecasts including the funding requirements of the business. They have also considered the Group's key risks and uncertainties affecting the likely development of the business, as well as the progress of the clinical trials. On February 14, 2024, the Group announced that it had completed enrollment of the COAST Phase 3 trial, and completion of enrollment of the ShORe Phase 3 trial was announced on May 28, 2024. The completion of the enrollments of these trials was a critical milestone in the Company's plans to commercialize sozinibercept for wet AMD.

While the Group can manage the timing of expected future cash outflows, any material changes to the Group's forecasts may impact the progress of the clinical trials and the timing of regulatory approval. The Group has a history of successfully raising capital to fund its ongoing operations, including a US$58.2 million private placement and rights equity offering in August/ September of 2023, securing the additional US$50.0 million option under the Amended DFA in December 2023, and a US$151.9 million private placement and rights equity offering in June/July of 2024 (of which US$114.3 million was received prior to 30 June 2024).

Based on this assessment, the Directors and management believe that the Group has adequate funding between its existing funds and the funds it is reasonably likely able to raise to continue normal activities, realize its assets, and settle its liabilities in the normal course of business. Accordingly, the directors have prepared the consolidated financial statements on the going concern basis.

There is no guarantee that sufficient funds will be able to be raised to finance operations for twelve months from the issuance of these consolidated financial statements. Therefore, a material uncertainty exists that may cast significant doubt as to whether the Group will continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or to the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.